Consolidated Statements Of Changes In Stockholders' Equity - USD ($) $ in Thousands	Capital Stock [Member]	Paid-In Capital [Member]	Retained Earnings [Member]	Treasury Stock-At Cost [Member]	Deferred Compensation Payable In Company Stock [Member]	Total
Balance at Dec. 31, 2015	$ 33,985	$ 603,006	$ 865,845	$ (991,978)	$ 2,395	$ 513,253
Net income			108,743			108,743
Dividends paid			(16,439)			(16,439)
Stock awards and exercise of stock options (Note 4)	285	36,453		(16,127)		20,611
Purchases of treasury stock (Note 19)				(102,313)		(102,313)
Other		244		(118)	118	244
Balance at Dec. 31, 2016	34,270	639,703	958,149	(1,110,536)	2,513	524,099
Net income			98,177			98,177
Dividends paid			(17,371)			(17,371)
Stock awards and exercise of stock options (Note 4)	462	55,264		(26,467)		29,259
Purchases of treasury stock (Note 19)				(94,640)		(94,640)
Other		830		311	(311)	830
Balance at Dec. 31, 2017	34,732	695,797	1,038,955	(1,231,332)	2,202	540,354
Net income			205,544			205,544
Dividends paid			(18,662)			(18,662)
Stock awards and exercise of stock options (Note 4)	579	79,452		(55,939)		24,092
Purchases of treasury stock (Note 19)				(158,884)		(158,884)
Other		(891)	(220)	(141)	142	(1,110)
Balance at Dec. 31, 2018	$ 35,311	$ 774,358	$ 1,225,617	$ (1,446,296)	$ 2,344	$ 591,334